Contingent liabilities and contingent assets (Details) - GBP (£)	Jun. 30, 2024	Jun. 30, 2023
Transfer fees
Additional fees payable, first team squad	£ 81,544,000	£ 114,064,000
Additional fees payable, other	34,072,000	19,078,000
Additional fees payable	115,616,000	133,142,000
Probable effect of contingent assets	0	0
MUFC appearances/team success/new contract
Transfer fees
Additional fees payable, first team squad	56,881,000	71,998,000
Additional fees payable, other	32,197,000	17,359,000
Additional fees payable	89,078,000	89,357,000
International appearances
Transfer fees
Additional fees payable, first team squad	1,295,000	10,141,000
Additional fees payable, other	1,875,000	1,719,000
Additional fees payable	3,170,000	11,860,000
Awards and future transfers
Transfer fees
Additional fees payable, first team squad	23,368,000
Additional fees payable	£ 23,368,000
Awards
Transfer fees
Additional fees payable, first team squad		31,925,000
Additional fees payable		£ 31,925,000